Income Tax (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2018 HKD ($)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)	Nov. 30, 2024 HKD ($)
Income Tax [Line Items]
Assessable profits		$ (82,500)	$ (10,522)	$ 40,302
Provision for taxation
Taxes payables		$ 2,932,183	$ 373,960		$ 2,932,183
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate	16.50%
Tier One [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	8.25%	8.25%	8.25%
Assessable profits	$ 2,000,000	$ 2,000,000
Tier Two [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	16.50%	16.50%	16.50%
Assessable profits	$ 2,000,000